Segment Disclosure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customers segement	Dec. 31, 2020 USD ($) customers
Disclosure of operating segments [abstract]
Number of operating segments | segement	2
Disclosure of operating segments [line items]
Number of customers | customers	5
Revenue	$ 489,915	$ 324,076
Cost of production	(116,812)	(91,373)
Depreciation and depletion	(47,002)	(39,212)
Sales expense	(7,243)	(5,354)
Cost of sales	(171,057)	(135,939)
Gross profit	318,858	188,137
Expenses
General and administrative	(38,846)	(27,927)
Share-based compensation	(7,848)	(9,064)
Finance income	2,991	1,346
Finance expense	(12,159)	(15,449)
Foreign exchange loss	(21,968)	(79,805)
Recovery of value added taxes	0	8,886
NX Gold PMPA transaction fees	(1,219)	0
Other expenses	(2,889)	(4,701)
Income before income taxes	236,920	61,423
Current	(22,428)	(9,675)
Deferred	(11,860)	750
Net income for the year	202,632	52,498
Assets
Current	208,686	127,541
Non-current	481,076	369,558
Total Assets	689,762	497,099
Total Liabilities	$ 294,272	$ 283,024
MCSA (Brazil)
Disclosure of operating segments [line items]
Number of customers | customers	3	2
Revenue	$ 423,954	$ 260,888
Cost of production	(96,975)	(73,893)
Depreciation and depletion	(39,202)	(35,674)
Sales expense	(6,726)	(4,937)
Cost of sales	(142,903)	(114,504)
Gross profit	281,051	146,384
Expenses
General and administrative	(20,444)	(16,471)
Share-based compensation	0	0
Finance income	1,031	430
Finance expense	(5,622)	(5,789)
Foreign exchange loss	(21,225)	(77,235)
Recovery of value added taxes		7,564
NX Gold PMPA transaction fees	0
Other expenses	(2,382)	(3,825)
Income before income taxes	232,409	51,058
Current	(15,087)	(5,117)
Deferred	(11,482)	418
Net income for the year	205,840	46,359
Assets
Current	152,703	72,080
Non-current	435,265	340,487
Total Assets	587,968	412,567
Total Liabilities	$ 116,905	$ 102,789
NX Gold (Brazil)
Disclosure of operating segments [line items]
Number of customers | customers	2	1
Revenue	$ 65,961	$ 63,188
Cost of production	(19,837)	(17,480)
Depreciation and depletion	(7,800)	(3,538)
Sales expense	(517)	(417)
Cost of sales	(28,154)	(21,435)
Gross profit	37,807	41,753
Expenses
General and administrative	(2,560)	(1,712)
Share-based compensation	0	0
Finance income	1,092	143
Finance expense	(889)	(805)
Foreign exchange loss	(360)	(2,563)
Recovery of value added taxes		1,322
NX Gold PMPA transaction fees	(1,219)
Other expenses	(507)	(876)
Income before income taxes	33,364	37,262
Current	(4,406)	(4,558)
Deferred	(378)	332
Net income for the year	28,580	33,036
Assets
Current	35,734	31,516
Non-current	45,791	26,364
Total Assets	81,525	57,880
Total Liabilities	109,679	19,467
Corporate (Canada)
Disclosure of operating segments [line items]
Revenue	0	0
Cost of production	0	0
Depreciation and depletion	0	0
Sales expense		0
Cost of sales	0	0
Gross profit	0	0
Expenses
General and administrative	(15,842)	(9,744)
Share-based compensation	(7,848)	(9,064)
Finance income	868	773
Finance expense	(5,648)	(8,855)
Foreign exchange loss	(383)	(7)
Recovery of value added taxes		0
NX Gold PMPA transaction fees	0
Other expenses	0	0
Income before income taxes	(28,853)	(26,897)
Current	(2,935)	0
Deferred	0	0
Net income for the year	(31,788)	(26,897)
Assets
Current	20,249	23,945
Non-current	20	2,707
Total Assets	20,269	26,652
Total Liabilities	$ 67,688	$ 160,768